Financial Instruments And Risk Management (Tables)	12 Months Ended
Dec. 31, 2013
Financial Instruments And Risk Management [Abstract]
Unrealized Risk Management Position

As at December 31	2013	2012

Risk Management Asset
Current	$56	$479
Long-term	204	111
	260	590

Risk Management Liability
Current	25	5
Long-term	5	10
	30	15
Net Risk Management Asset	$230	$575

Summary of Unrealized Risk Management Positions - By Product

As at December 31	2013			2012
	Risk Management			Risk Management
	Asset	Liability	Net	Asset	Liability	Net

Commodity Prices
Natural gas	$183	$15	$168	$545	$6	$539
Crude oil	77	8	69	45	-	45
Power	-	7	(7)	-	9	(9)
Total Fair Value	$260	$30	$230	$590	$15	$575

Commodity Price Positions

COMMODITY PRICE POSITIONS AS AT DECEMBER 31, 2013

	Notional Volumes		Term	Average Price		Fair Value

Natural Gas Contracts
Fixed Price Contracts
NYMEX Fixed Price	2,138	MMcf/d	2014	4.17	US$/Mcf	$(13)
NYMEX Fixed Price	825	MMcf/d	2015	4.37	US$/Mcf	65
Basis Contracts (1)			2014-2016			116
Natural Gas Fair Value Position						168

Crude Oil Contracts
Fixed Price Contracts
WTI Fixed Price	9.5	Mbbls/d	2014	94.19	US$/bbl	(5)

Basis Contracts (2)			2014-2015			74
Crude Oil Fair Value Position						69

Power Purchase Contracts
Fair Value Position						(7)
Total Fair Value						$230

(1)	Encana has entered into swaps to protect against widening natural gas price differentials in Canada. These basis swaps are priced using differentials determined as a percentage of NYMEX.
(2)	Encana has entered into swaps to protect against widening oil price differentials between Brent and WTI. These basis swaps are priced using fixed price differentials.

Earnings Impact Of Realized And Unrealized Gains (Losses) On Risk Management Positions

	Realized Gain (Loss)
For the years ended December 31	2013	2012	2011

Revenues, Net of Royalties	$544	$2,149	$955
Transportation and Processing	-	12	(7)
Gain (Loss) on Risk Management	$544	$2,161	$948

	Unrealized Gain (Loss)
For the years ended December 31	2013	2012	2011

Revenues, Net of Royalties	$(347)	$(1,441)	$854
Transportation and Processing	2	(24)	25
Gain (Loss) on Risk Management	$(345)	$(1,465)	$879

Reconciliation Of Unrealized Risk Management Positions

	2013		2012	2011
	Fair Value	Total Unrealized Gain (Loss)	Total Unrealized Gain (Loss)	Total Unrealized Gain (Loss)

Fair Value of Contracts, Beginning of Year	$575
Change in Fair Value of Contracts in Place at Beginning of Year
and Contracts Entered into During the Year	199	$199	$696	$1,827
Fair Value of Contracts Realized During the Year	(544)	(544)	(2,161)	(948)
Fair Value of Contracts, End of Year	$230	$(345)	$(1,465)	$879

Results In Unrealized Gains And Losses Of Fluctuations In Commody Prices

	2013		2012
	10% Price Increase	10% Price Decrease	10% Price Increase	10% Price Decrease

Natural gas price	$(441)	$441	$(446)	$446
Crude oil price	(19)	19	(20)	20
Power price	7	(7)	6	(6)

Timing Of Cash Outflows To Financial Liabilities

	Less Than 1 Year	1 - 3 Years	4 - 5 Years	6 - 9 Years	Thereafter	Total

Accounts Payable and Accrued Liabilities	$1,895	$-	$-	$-	$-	$1,895
Risk Management Liabilities	25	5	-	-	-	30
Long-Term Debt (1)	1,408	758	2,102	2,150	6,633	13,051

(1) Principal and interest.